March 6, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Harbor Funds - Post-Effective Amendment No. 125 1933 Act Registration No. 33-5852 1940 Act Registration No. 811-4676

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Harbor Funds (the “Trust”) certifies that:

a.        the form of the Trust’s (i) Strategic Markets Funds Prospectus, and (ii) Target Retirement Funds Prospectus, that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 125 to the Trust’s registration statement on Form N-1A; and

b.        the text of Post-Effective Amendment No. 125 to the Trust’s registration statement was filed with the Commission via EDGAR on February 28, 2017 (Accession No. 0001193125-17-062652) with an effective date of March 1, 2017.

Please do not hesitate to contact the undersigned at (312) 443-4428 if you have any questions.

Very truly yours,

/s/ Jodie L. Crotteau
Jodie L. Crotteau Assistant Secretary

Cc:	Christopher P. Harvey, Esq. Jill Damon, Esq. Dechert LLP David G. Van Hooser Charles F. McCain, Esq. Anmarie S. Kolinski Erik D. Ojala, Esq. Harbor Funds

P.O. Box 804660  |  Chicago, Illinois 60680-4108

800-422-1050  |  www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.